LEASE (Lease income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Sales-type leases [Member]
Lessee, Lease, Description [Line Items]
Selling loss recognized at the commencement date			¥ (21,229)	$ (3,049)
Interest income on net investment in the lease	¥ 4,130	$ 633	1,130	162
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	4,130	633	1,130	162
Direct financing leases [Member]
Lessee, Lease, Description [Line Items]
Interest income on net investment in the lease	2,929	449	3,944	567
Operating leases [Member]
Lessee, Lease, Description [Line Items]
Lease income relating to lease payments	45,847	7,026	53,485	7,683
Including: Income relating to variable lease payments not included in the measurement of lease receivable	¥ 38,999	$ 5,977	¥ 45,887	$ 6,591